Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Cash at bank and on hand	1,779.2	860.2
Total cash and cash equivalents[1]	1,779.2	860.2
[1]Cash and cash equivalents include secured cash deposits of US$119.0 million (2024: US$80.1 million) in Australia and US$20.0 million (2024: US$20.0 million) in Peru, set aside for future rehabilitation costs. The contributions in Australia and Peru are pro-active and not legally required by local legislation.